ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUALS AND OTHER PAYABLES [abstract]
Schedule of accruals and other payables
	2019	2020
	RMB’000	RMB’000

Due to third parties	1,895,881	1,401,338
Due to related parties	459,679	448,318
	2,355,560	1,849,656

Schedule of detailed information of accruals and other payables
	2019	2020
	RMB’000	RMB’000
Advance received from disposal of assets classified as held for sale (Note 18)	848,066	-
Payables to GIDC assumed by business combination	368,560	360,560
Other deposits received	199,483	308,890
Salary and welfare payables	222,684	418,214
Deposits received for construction projects	145,446	131,965
Other taxes payable	109,735	62,942
Amounts received on behalf of Labor Union	95,206	87,566
Deposits received from ticketing agencies	30,298	25,408
Employee benefits obligations (Note 26)	26,345	24,487
Other advance received	3,000	-
Housing maintenance fund	2,431	2,480
Other payables	304,306	427,144
	2,355,560	1,849,656